CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	Jun. 28, 2022	Dec. 31, 2025	Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Ordinary share, par value (in dollars per share)		$ 0.015	$ 0.015
Reverse split stock	one-for-four